New and Amended Standards and Interpretations	12 Months Ended
Dec. 31, 2021
New And Amended Standards And Interpretations [Abstract]
New and Amended Standards and Interpretations
3.	New and Amended Standards and Interpretations:

Amendments that resulted from improvements to IFRS to the following standards did not have any significant impact on the accounting policies, financial position or performance of the Bank:

IFRS 9 Financial Instruments, IFRS 7 Financial Instruments: Disclosures and IAS 39 Financial Instruments: Recognition and Measurement IFRS 4 Insurance Contracts and IFRS 16 Leases. Interest Rate Benchmark Reform. The amendments complement the changes issued during 2019 and focus on the effects on the financial statements when a company replaces the old interest rate benchmark with an alternative benchmark rate.

Amendment to IFRS 16 Leases: The amendment provided lessees with an exemption from assessing whether a COVID-19-related rent concession is a lease modification. The amendment was intended to apply until June 30, 2021, but as the impact of the COVID-19 pandemic is continuing, on March 31, 2021, the IASB extended the period of application of the practical expedient to June 30, 2022.